Intangible assets	6 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

5.Intangible assets

		Computer
	Goodwill	software	Trademark	Total
	US$	US$	US$	US$
Cost:
Balance at July 1, 2023 and June 30, 2024	16,735,211	3,645,232	1,393	20,381,836
Additions	—	75,600	—	75,600
Balance at December 31, 2024	16,735,211	3,720,832	1,393	20,457,436

Accumulated amortization
Balance at July 1, 2023	—	2,939,968	662	2,940,630
Amortization	—	457,317	139	457,456
Balance at June 30, 2024	—	3,397,285	801	3,398,086
Amortization	—	164,229	70	164,299
Balance at December 31, 2024	—	3,561,514	871	3,562,385

Carrying amount
Balance at June 30, 2024	16,735,211	247,947	592	16,983,750
Balance at December 31, 2024	16,735,211	159,318	522	16,895,051

Goodwill

Goodwill acquired in a business combination is allocated to the cash-generating unit (“CGU”) that is expected to benefit from the business combination. The goodwill arises from the acquisition of Sparrow Group (Note 1).

The Group has only one CGU for the period/year ended December 31, 2024 and June 30, 2024.

The Group tests CGU for impairment annually, or more frequently when there is an indication for impairment.

The Group has measured the recoverable amount of the CGU based on a value in use calculation using 5-years cash flows projections approved by the directors.

Key assumptions used for value-in-use calculations:

	December 31,	June 30,
	2024	2024
	%	%
Revenue growth	5.0 - 69.0	7.0 - 41.0
Long-term growth rate	3.0	3.0
Discount rate	16.0	16.0

Management determined budgeted gross margin based on past performance and its expectation of market developments. The weighted average growth rates used were consistent with forecasts included in industry reports. The discount rate was pre-tax and reflected specific risk relating to the industry.